Common Units	9 Months Ended	12 Months Ended
	Nov. 30, 2023	Feb. 28, 2023
Common Units
Common Units

11. Common Units

For the period ended November 30, 2023, and 2022, the Company has 1,000,000 Common Units, par value $.0001 authorized. During the year ended February 28, 2023, the Company issued 915,000 Common Units to William Kerby and Donald Monaco (see note 1). All shares have equal voting rights, are non-assessable, and have one vote per unit. 100 common units were issued and outstanding in the fiscal year 2022.

12. Common Units

For the years ended February 28, 2023 and 2022, the Company has 915,000 and 0 Common Units, par value $.0001 authorized respectively. During the year ended February 28, 2023, the Company issued 915,000 Common Units to William Kerby and Donald Monaco (see note 1). No Common Units were issued and outstanding in 2022.